Disclosure of temporary differences not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Temporary differences not recognized	$ 613,495	$ 413,671
Property, plant and equipment [Member]
Statement [Line Items]
Temporary differences not recognized	32,089	16,690
Capital losses [Member]
Statement [Line Items]
Temporary differences not recognized	223,916	109,670
Other employee benefits [Member]
Statement [Line Items]
Temporary differences not recognized	78,871	52,093
Asset retirement obligations [Member]
Statement [Line Items]
Temporary differences not recognized	174,448	135,481
Non-capital losses [Member]
Statement [Line Items]
Temporary differences not recognized	$ 104,171	$ 99,737